CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Revenues		$ 32,922	$ 43,101	$ 57,025
Operating costs and expenses:
Cost of revenue		(29,937)	(40,055)	(61,195)
Sales and marketing expenses		(54)	(153)	(336)
General and administrative expenses		(13,709)	(18,465)	(21,946)
Service development expenses		(69)	(874)	(2,213)
Total operating costs and expenses		(43,769)	(59,547)	(85,690)
Other operating income		214	180	115
Government grant				29
Other operating expenses		(613)	(13,642)	(2,370)
Net (loss) gain on disposal of cryptocurrency assets			7,074	(7,835)
Impairment of cryptocurrency assets			(2,359)	(9,396)
Changes in fair value of cryptocurrency assets		3,203
Changes in fair value of contingent considerations				1,247
Impairment of property and equipment		0	0	(35,224)
Impairment of intangible assets				(7,539)
Changes in fair value of payables settled by cryptocurrency assets		37
Operating loss from continuing operations		(8,006)	(25,193)	(89,638)
Other income, net		627	691	9,031
Interest income		56	242	150
Interest expense				(218)
Gain (loss) from equity method investments		(20)	(295)	164
Impairment of long-term investments		(132)	(1,408)	(2,250)
Gain from disposal of long-term investments			614
Gain from short-term investments		156
Gain from disposal of subsidiaries				3,340
Changes in fair value of derivative instruments		311	(35)
Loss before income tax from continuing operations		(7,008)	(25,384)	(79,421)
Income tax benefits		0	0	0
Net loss from continuing operations		(7,008)	(25,384)	(79,421)
(Loss) income from discontinued operations, net of applicable income taxes		240	(3,326)	(79,006)
Gain on disposal of discontinued operations, net of applicable income taxes		18,687
Net (loss) income from discontinued operations, net of applicable income taxes		18,927	(3,326)	(79,006)
Net (loss) income		11,919	(28,710)	(158,427)
Less: Net loss attributable to non-controlling interests		(154)		(3,012)
Net (loss) income attributable to BIT Mining Limited		12,073	(28,710)	(155,415)
Net loss attributable to BIT Mining Limited from continuing operations		(6,854)	(25,384)	(76,409)
Net (loss) income attributable to BIT Mining Limited from discontinued operations		18,927	(3,326)	(79,006)
Other comprehensive loss:
Foreign currency translation loss		(116)	(316)	(1,735)
Other comprehensive loss, net of tax		(116)	(316)	(1,735)
Comprehensive (loss) income		11,803	(29,026)	(160,162)
Less: Comprehensive loss attributable to non-controlling interests		(154)		(3,142)
Comprehensive (loss) income attributable to BIT Mining Limited		$ 11,957	$ (29,026)	$ (157,020)
(Losses) earnings per share attributable to BIT Mining Limited-Basic and Diluted:
Net loss from continuing operations - basic (in dollars per share)		$ (0.01)	$ (0.03)	$ (0.09)
Net loss from continuing operations - diluted (in dollars per share)		(0.01)	(0.03)	(0.09)
Net (loss) income from discontinued operations - basic (in dollars per share)		0.02	0	(0.09)
Net (loss) income from discontinued operations - diluted (in dollars per share)		0.02	0	(0.09)
Net (loss) income - basic (in dollars per share)		0.01	(0.03)	(0.18)
Net (loss) income - diluted (in dollars per share)		0.01	(0.03)	(0.18)
(Losses) earnings per American Depositary Share ("ADS*") attributable to BIT Mining Limited-Basic and Diluted:
Net loss from continuing operations, basic (in dollars per share)	[1]	(0.58)	(2.3)	(8.77)
Net loss from continuing operations, diluted (in dollars per share)		(0.58)	(2.3)	(8.77)
Net (loss) income from discontinued operations, basic (in dollars per share)	[1]	1.61	(0.3)	(9.07)
Net (loss) income from discontinued operations, diluted (in dollars per share)		1.61	(0.3)	(9.07)
Net (loss) income	[1]	$ 1.03	$ (2.6)	$ (17.84)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic		1,171,663,430	1,102,373,814	871,036,499
Diluted		1,171,663,430	1,102,373,814	871,036,499

[1]	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.